Empower International Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.76%	4.43%	7.42%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	11.92%	0.34%	6.45%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	11.55%	(0.02%)	6.08%